Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities as of December 31, 2017 and 2016 consists of the following (in millions):

	2017	2016
Salaries and incentives	$265	$379
Accrued benefits and payroll taxes	71	98
Trade accounts payable and other accrued liabilities	776	512
Accrued interest payable	70	89
Taxes other than income tax	59	62
Capco acquisition related liabilities	—	6
Total accounts payable and accrued liabilities	$1,241	$1,146